OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS
Schedule breakdown of other current assets

	2021	2022
Prepaid frequency license fees - current portion (Note 33c.i)	4,923	5,289
Advances	683	679
Prepaid salaries	185	218
Prepaid rental	170	105
Others (each below Rp100 billion)	401	469
Total	6,362	6,760